Incorporated herein by reference is a supplement to the prospectus of MFS Global Multi-Asset Fund, a series of MFS Series Trust XVI (File No. 002-36431), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).